VANECK COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
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Footnotes:
Par
(000's) Value
Short-Term Investments: 94.0%
United States Treasury Obligations : 94.0%
United States Treasury Bill
4.29%, 02/06/25 (a) $ 11,879 $ 11,830,347
United States Treasury Bills
4.66%, 03/06/25 (a) 14,894 14,785,057
26,615,404
Total Short-Term Investments: 94.0%
(Cost: $26,606,301) 26,615,404
Other assets less liabilities: 6.0% 1,716,664
NET ASSETS: 100.0% $ 28,332,068
(a) All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $4,430,750.
Futures Contracts
Reference Entity Type
Number of
Contracts Expiration Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Brent Crude Oil Long 40 01/31/25 $ 2,985,599 $ 78,355
Cattle Feeder Long 5 01/30/25 657,563 34,657
Cocoa Long 5 03/14/25 583,750 226,340
Coffee C Long 5 03/19/25 599,531 101,482
Copper Long 23 03/27/25 2,315,238 (168,028)
FCOJ-A Long 7 03/11/25 514,973 5,822
Gasoline RBOB Long 29 01/31/25 2,447,206 43,927
Gold 100 OZ Long 20 02/26/25 5,281,999 (132,531)
Live Cattle Long 10 06/30/25 758,500 22,549
LME Copper Long 3 02/17/25 653,919 (14,296)
LME Copper Long 3 01/13/25 650,492 (25,938)
LME Primary Aluminium Long 17 01/13/25 1,078,004 (43,804)
LME Primary Aluminium Long 19 02/17/25 1,209,740 (8,692)
LME Tin Long 2 01/13/25 288,580 (2,185)
LME Tin Long 2 02/17/25 289,630 2,295
LME Zinc Long 17 01/13/25 1,258,187 (28,205)
LME Zinc Long 20 02/17/25 1,487,195 (33,138)
Low Sulphur Gasoil Long 10 02/12/25 691,750 19,701
Natural Gas Long 6 02/26/25 185,880 (3,024)
Natural Gas Long 9 01/29/25 326,970 57,393
NY Harbor ULSD Long 15 01/31/25 1,459,332 61,418
NY Harbor ULSD Long 3 05/30/25 280,955 (25,261)
Platinum Long 6 04/28/25 273,150 (14,429)
Silver Long 7 03/27/25 1,023,470 (85,569)
Soybean Long 11 09/12/25 561,688 8,370
Soybean Oil Long 18 03/14/25 435,888 (22,592)
White Sugar Long 19 07/16/25 471,580 (39,571)
WTI Crude Oil Long 37 02/20/25 2,636,249 56,067
LME Copper Short 3 01/13/25 650,492 14,397
LME Primary Aluminium Short 17 01/13/25 1,078,004 5,812
LME Tin Short 2 01/13/25 288,580 (2,375)
LME Zinc Short 17 01/13/25 1,258,187 28,371
Net unrealized appreciation on futures contracts $ 117,318